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                   UNITED STATES                              =
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                   SECURITIES AND EXCHANGE COMMISSION                    =
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                         Washington, D.C.  20549                         =
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                                                                         =
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                               FORM 13F                                  =
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                                                                         =
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                         FORM 13F COVER PAGE                             =
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                                                                         =
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Report for the Calendar Year or Quarter Ended: JUNE 30, 2007             =
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                                                                         =
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Check here if Amendment [  ];  Amendment Number:                         =
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This Amendment (Check only one.): [  ] is a restatement.                 =
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                                  [X ] adds new holdings entries.        =
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                                                                         =
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Institutional Investment Manager Filing this Report:                     =
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Name:    BUFORD, DICKSON, HARPER & SPARROW, INC                      =
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Address: 211 N. BROADWAY, SUITE 2080                                     =
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         St. Louis,MO 63102                                              =
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                                                                         =
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                                                                         =
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                                                                         =
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13F File Number: 28-11028_                                               =
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                                                                         =
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The institutional investment manager filing this report and the          =
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person by whom it is signed hereby represent that the person             =
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signing the report is authorized to submit it, that all                  =
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information contained herein is true, correct and complete, and          =
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that it is understood that all required items, statements,               =
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schedules, lists, and tables, are considered integral parts of           =
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this form.                                                               =
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                                                                         =
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Person Signing this Report on Behalf of Reporting Manager:               =
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Name:    William Young                                                   =
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Title:   Compliance Officer                                              =
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Phone:   314-725-5445                                                    =
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Signature, Place, and Date of Signing:                                   =
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                                                                         =
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William Young__   St. Louis, MO___  JULY 25, 2007                        =
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                                                                         =
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                                                                         =
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Report Type (Check only one.):                                           =
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                                                                         =
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[X ]   13F HOLDINGS REPORT.                                              =
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                                                                         =
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[  ]   13F NOTICE.                                                       =
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                                                                         =
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[  ]   13F COMBINATION REPORT.                                           =
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                                                                         =
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List of Other Managers Reporting for this Manager:                       =
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                                                                         =
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                                                                         =
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                                                                         =
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                                                                         =
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                                                                         =
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I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE          =
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ACT OF 1934.                                                             =
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                                                                   =
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                          FORM 13F SUMMARY PAGE                          =
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                                                                         =
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                                                                         =
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Report Summary:                                                          =
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                                                                         =
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Number of Other Included Managers:                                       =
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Form 13F Information Table Entry Total:      50                          =
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Form 13F Information Table Value Total:       $118,770                   =
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                                                                         =
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                                                                         =
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List of Other Included Managers:                                         =
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                                                                         =
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No.   13F File Number        Name                                        =
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                                                                         =
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                                                                         =
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                                                                         =
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                                                                         =
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                                                                         =
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                                                                   =
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                                                             =
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                                                          FORM 13F =
INFORMATION TABLE                                               =20
                                                           VALUE   =
SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTORITY     =20
NAME OF ISSUER                 TITLE OF CLASS   CUSIP NO  (x$1000) PRN =
AMT  PRN CALL DSCRETN  MANAGERS      SOLE    SHARED   NONE  =20
------------------------------ ---------------- --------- -------- =
-------- --- ---- ------- -----------  -------- -------- --------
                                                                         =
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AT&T INC                       COM              00206R102     5307   =
127890 SH       DEFINED                     0        0   127890
ALLIANCE DATA SYSTEMS CORP     COM              018581108      861    =
11140 SH       DEFINED                     0        0    11140
AMBAC FINL GROUP INC           COM              023139108     4555    =
52240 SH       DEFINED                     0        0    52240
AMETEK INC (NEW)               COM              031100100      757    =
19070 SH       DEFINED                     0        0    19070
AMPHENOL CORP CL A             COM              032095101      719    =
20170 SH       DEFINED                     0        0    20170
ASTEC INDS INC                 COM              046224101      765    =
18130 SH       DEFINED                     0        0    18130
CEPHALON INC                   COM              156708109      693     =
8620 SH       DEFINED                     0        0     8620
CHURCH & DWIGHT INC            COM              171340102      729   =
 15050 SH       DEFINED                     0        0    15050
CISCO SYS INC                  COM              17275R102     5083   =
182530 SH       DEFINED                     0        0   182530
CONNS INC                      COM              208242107      774    =
27090 SH       DEFINED                     0        0    27090
CORNING INC                    COM              219350105     5033   =
196970 SH       DEFINED                     0        0   196970
CYTYC CORPORATION              COM              232946103      951    =
22070 SH       DEFINED                     0        0    22070
DANAHER CORP                   COM              235851102     4781    =
63320 SH       DEFINED                     0        0    63320
DARDEN RESTAURANTS INC         COM              237194105     4930   =
112080 SH       DEFINED                     0        0   112080
DAWSON GEOPHYSICAL CO          COM              239359102     1195    =
19460 SH       DEFINED                     0        0    19460
DICK'S SPORTING GOODS INC      COM              253393102      846    =
14550 SH       DEFINED                     0        0    14550
EDWARDS A G INC                COM              281760108      899    =
10630 SH       DEFINED                     0        0    10630
EXPRESS SCRIPTS INC            COM              302182100     5284   =
105660 SH       DEFINED                     0        0   105660
EXXON MOBIL CORP               COM              30231G102     5092    =
60710 SH       DEFINED                     0        0    60710
FMC CORP (NEW)                 COM              302491303      798     =
8930 SH       DEFINED                     0        0     8930
FACTSET RESEARCH SYSTEMS INC   COM              303075105      816    =
11940 SH       DEFINED                     0        0    11940
GAMESTOP CORP-CL A             COM              36467W109      965    =
24680 SH       DEFINED                     0        0    24680
GEN DYNAMICS CORP              COM              369550108     3594    =
45950 SH       DEFINED                     0        0    45950
HERCULES INC                   COM              427056106      670    =
34120 SH       DEFINED                     0        0    34120
INTUIT INC                     COM              461202103     4455   =
148100 SH       DEFINED                     0        0   148100
JOHNSON & JOHNSON              COM              478160104     3821   =
 62010 SH       DEFINED                     0        0    62010
KORN FERRY INTL                COM              500643200      711    =
27090 SH       DEFINED                     0        0    27090
MCGRAW HILL COMPANIES INC      COM              580645109     4778    =
70180 SH       DEFINED                     0        0    70180
MCKESSON CORP                  COM              58155Q103     4855    =
81400 SH       DEFINED                     0        0    81400
MENS WAREHOUSE INC             COM              587118100      830    =
16260 SH       DEFINED                     0        0    16260
METLIFE INC                    COM              59156R108     5396    =
83680 SH       DEFINED                     0        0    83680
NATIONAL OILWELL VARCO INC     COM              637071101     6421    =
61600 SH       DEFINED                     0        0    61600
NORDSTROM INC                  COM              655664100     4694    =
91820 SH       DEFINED                     0        0    91820
PACTIV CORP                    COM              695257105      649    =
20360 SH       DEFINED                     0        0    20360
PROASSURANCE CORP              COM              74267C106      698    =
12540 SH       DEFINED                     0        0    12540
SEI INVESTMENT CO              COM              784117103      525    =
18080 SH       DEFINED                     0        0    18080
SAFEWAY INC NEW                COM              786514208     4532   =
133180 SH       DEFINED                     0        0   133180
SCIELE PHARMA INC              COM              808627103      615    =
26090 SH       DEFINED                     0        0    26090
STEEL DYNAMICS INC             COM              858119100      677    =
16150 SH       DEFINED                     0        0    16150
STEELCASE INC                  COM              858155203      648    =
35000 SH       DEFINED                     0        0    35000
STRYKER CORP                   COM              863667101     5201    =
82430 SH       DEFINED                     0        0    82430
SUPERIOR ENERGY SERVICES INC   COM              868157108      761    =
19070 SH       DEFINED                     0        0    19070
SYNOPSYS INC.                  COM              871607107      637    =
24090 SH       DEFINED                     0        0    24090
TJX COS INC NEW                COM              872540109     4484   =
163040 SH       DEFINED                     0        0   163040
THOMAS & BETTS CORP            COM              884315102      768   =
 13240 SH       DEFINED                     0        0    13240
TIDEWATER INC                  COM              886423102      825    =
11640 SH       DEFINED                     0        0    11640
VARIAN SEMICONDUCTOR EQ ASSOC  COM              922207105      464    =
11587 SH       DEFINED                     0        0    11587
VASCO DATA SECURITY INTL INC   COM              92230Y104      582    =
25585 SH       DEFINED                     0        0    25585
WALGREEN CO                    COM              931422109     4077    =
93647 SH       DEFINED                     0        0    93647
FOSTER WHEELER LTD             COM              G36535139      569     =
5320 SH       DEFINED                     0        0     5320
                                                                   =
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